Brumadinho dam failure - Incurred expenses (Details) - 12 months ended Dec. 31, 2019 R$ in Millions, $ in Millions	BRL (R$)	USD ($)
Indemnification of affected residents
Contingencies
Incurred expenses	R$ 2,903	$ 730